LONG-TERM DEBT (Details 4) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013
BORROWINGS
Total Debt	$ 1,180,000	$ 1,200,000	$ 1,182,500	$ 103,000
Less: original issue discount	12,494	11,213	10,769
Senior unsecured notes
BORROWINGS
Debt issuance costs and fees		14,000
Total Debt	$ 350,000	$ 350,000	$ 350,000
Notes stated interest percentage		10.00%
Less: original issue discount		$ (3,800)
First 90-day period	0.25%
Subsequent 90-day period	0.25%
Senior unsecured notes | Maximum
BORROWINGS
Maximum additional interest rate	1.00%